FEDERATED INCOME TRUST

SUPPLEMENT TO PROSPECTUSES DATED MARCH 31, 1998

     At a Special Meeting of Shareholders to be held on June 28, 1999, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

(1)  To elect seven Trustees.

(2)  To ratify the selection of the Trust's independent auditors.

(3)  To make changes to the Trust's fundamental investment policies:

     (a) To amend the Trust's fundamental investment policy regarding borrowing money and issuing senior securities;

     (b) To amend the Trust's fundamental investment policy regarding lending by the Trust;

     (c) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding buying securities on margin;

     (d) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding pledging assets;

     (e) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding investing in other investment companies;

     (f) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding investments in U.S. government securities;

     (g) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding investments in collateralized mortgage obligations and mortgage-related securities;

     (h) To make non-fundamental the Trust's fundamental investment policy regarding dollar roll transactions;

     (i) To make non-fundamental the Trust's fundamental investment policy regarding investing in repurchase agreements;

     (j) To make non-fundamental the Trust's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions; and

     (k) To make non-fundamental the Trust's fundamental investment policy regarding lending portfolio securities.

(4)  To eliminate certain of the Trust's fundamental investment policies:

     (a) To remove the Trust's fundamental investment policy regarding selling securities short; and

     (b) To remove the Trust's fundamental investment policy on engaging in portfolio transactions.

(5)  To approve an  amendment  and  restatement  to the Trust's  Declaration  of
     Trust:

     (a) To require the approval of a majority of the outstanding voting securities in the event of the sale and conveyance of the assets of the Trust to another trust or corporation;

     (b) To permit the Board of Trustees to liquidate the assets of the Trust without seeking shareholder approval; and

     (c) To permit the Board of Trustees to change the name of the Trust without seeking shareholder approval.

     To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                  April 30, 1999




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Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779
Cusip   314199100

Cusip   314199209
G02647-01 (4/99)